SCHEDULE OF INVESTMENTS
Ivy High Income Opportunities Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary
Apparel Retail – 0.0%
True Religion Apparel, Inc.(A)(B)(C)	34	$—	*

Hotels, Resorts & Cruise Lines – 0.9%
Studio City International Holdings Ltd.(A)	108	2,147

Total Consumer Discretionary - 0.9%		2,147

Energy
Coal & Consumable Fuels – 0.1%
Westmoreland Coal Co.(A)(C)	13	189

Oil & Gas Equipment & Services – 0.2%
Larchmont Resources LLC(A)(B)(C)(D)(E)	2	415

Oil & Gas Exploration & Production – 0.0%
Bellatrix Exploration Ltd.(A)(B)	179	123

Total Energy - 0.3%		727

Health Care
Pharmaceuticals – 0.0%
Advanz Pharma Corp.(A)(B)	9	154

Total Health Care - 0.0%		154

Industrials
Air Freight & Logistics – 0.0%
BIS Industries Ltd.(C)(D)	804	49

Total Industrials - 0.0%		49

TOTAL COMMON STOCKS – 1.2%		$3,077

(Cost: $2,719)

PREFERRED STOCKS
Consumer Staples
Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC(A)(B)(C)(D)(F)	1,358	106

Total Consumer Staples - 0.0%		106

Energy
Oil & Gas Exploration & Production – 1.2%
Targa Resources Corp., 9.500%(A)(D)	3	3,194

Total Energy - 1.2%		3,194

TOTAL PREFERRED STOCKS – 1.2%		$3,300

(Cost: $3,909)

WARRANTS
Oil & Gas Exploration & Production – 0.0%
Ultra Resources, Inc., expires 7-14-25(G)	8	—	*

TOTAL WARRANTS – 0.0%		$—	*

(Cost: $2)

CORPORATE DEBT SECURITIES	Principal
Communication Services
Advertising – 0.1%
Outfront Media Capital LLC and Outfront Media Capital Corp., 5.625%, 2-15-24		$387	398

Alternative Carriers – 0.1%
Consolidated Communications Finance II Co., 6.500%, 10-1-22(H)		377	351

Broadcasting – 1.8%
Clear Channel International B.V., 8.750%, 12-15-20(F)		172	176
Clear Channel Outdoor Holdings, Inc., 6.500%, 11-15-22(H)		2,289	2,329
Clear Channel Worldwide Holdings, Inc., 9.250%, 2-15-24(F)(H)		1,913	2,075

			4,580

Cable & Satellite – 14.7%
Altice Financing S.A.:
6.625%, 2-15-23(F)		617	633
7.500%, 5-15-26(F)(H)		1,425	1,432
Altice France S.A.:
7.375%, 5-1-26(F)(H)		3,100	3,178
8.125%, 2-1-27(F)(H)		2,659	2,792
Altice Luxembourg S.A., 10.500%, 5-15-27(F)(H)		4,582	4,708
Altice S.A.:
7.250%, 5-15-22(F)(I)	EUR	33	38
7.750%, 5-15-22(F)		$1,505	1,529
6.250%, 2-15-25(F)(I)	EUR	184	208
7.625%, 2-15-25(F)(H)		$9,212	8,665
Altice U.S. Finance I Corp.:
5.375%, 7-15-23(F)		1,026	1,054
5.500%, 5-15-26(F)		1,216	1,275
Block Communications, Inc., 6.875%, 2-15-25(F)		82	86
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5-1-26(F)		485	507
5.000%, 2-1-28(F)(H)		1,642	1,677
CSC Holdings LLC, 5.375%, 2-1-28(F)(H)		1,940	2,015
DISH DBS Corp.:
5.875%, 7-15-22(H)		2,000	2,030
5.875%, 11-15-24		748	708
7.750%, 7-1-26(H)		1,032	1,011
Neptune Finco Corp., 6.625%, 10-15-25(F)		394	422
VTR Finance B.V., 6.875%, 1-15-24(F)(H)		3,172	3,283

			37,251

Integrated Telecommunication Services – 9.8%
Frontier Communications Corp.:
6.875%, 1-15-25(H)		2,776	1,554
11.000%, 9-15-25(H)		3,876	2,403
8.500%, 4-1-26(F)(H)		7,842	7,607
8.000%, 4-1-27(F)		4,114	4,279
GCI, Inc., 6.875%, 4-15-25(H)		2,870	2,992

West Corp., 8.500%, 10-15-25(F)(H)	7,035	6,156

		24,991

Publishing – 0.6%
E.W. Scripps Co., 5.125%, 5-15-25(F)	142	136
MDC Partners, Inc., 6.500%, 5-1-24(F)(H)	1,471	1,352

		1,488

Wireless Telecommunication Service – 2.8%
Digicel Group Ltd.:
8.250%, 9-30-22(F)	349	75
8.250%, 12-30-22(F)	369	203
Digicel Group Ltd. (7.125% Cash or 2.000% PIK), 9.125%, 4-1-24(F)(J)	537	110
Digicel International Finance Ltd., 8.750%, 5-25-24(F)(H)	6,359	6,009
Digicel Ltd., 6.750%, 3-1-23(F)	1,044	585

		6,982

Total Communication Services - 29.9%		76,041

Consumer Discretionary
Auto Parts & Equipment – 0.2%
Adient U.S. LLC, 7.000%, 5-15-26(F)	110	113
Panther BF Aggregator 2 L.P., 6.250%, 5-15-26(F)	273	284

		397

Automotive Retail – 1.0%
Allison Transmission, Inc., 5.000%, 10-1-24(F)	315	321
Penske Automotive Group, Inc., 5.500%, 5-15-26	218	227
Sonic Automotive, Inc.:
5.000%, 5-15-23(H)(K)	1,379	1,391
6.125%, 3-15-27	489	481

		2,420

Casinos & Gaming – 2.4%
Everi Payments, Inc., 7.500%, 12-15-25(F)(H)	1,684	1,760
Gateway Casinos & Entertainment Ltd., 8.250%, 3-1-24(F)	927	975
Golden Nugget, Inc., 6.750%, 10-15-24(F)(H)	2,111	2,174
Wynn Macau Ltd.:
4.875%, 10-1-24(F)	340	333
5.500%, 10-1-27(F)	964	938

		6,180

Education Services – 3.4%
Laureate Education, Inc., 8.250%, 5-1-25(F)(H)	7,858	8,585

Hotels, Resorts & Cruise Lines – 0.4%
Boyne USA, Inc., 7.250%, 5-1-25(F)	1,019	1,103

Leisure Facilities – 0.4%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4-15-27	877	910

Restaurants – 0.1%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc., 5.000%, 10-15-25(F)(H)	348	351

Specialized Consumer Services – 0.6%
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.500%, 10-1-21(F)(H)	1,071	1,075
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4-15-22(F)	375	375

		1,450

Specialty Stores – 4.9%
Cumberland Farms, Inc., 6.750%, 5-1-25(F)	770	816
Party City Holdings, Inc., 6.625%, 8-1-26(F)(K)	804	780
Staples, Inc.:
7.500%, 4-15-26(F)(H)	6,900	6,859
10.750%, 4-15-27(F)	4,140	4,119

		12,574

Total Consumer Discretionary - 13.4%		33,970

Consumer Staples
Food Distributors – 1.0%
Performance Food Group, Inc., 5.500%, 6-1-24(F)(H)	1,054	1,076
U.S. Foods, Inc., 5.875%, 6-15-24(F)(H)	1,330	1,367

		2,443

Packaged Foods & Meats – 6.0%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24(F)(H)	2,002	2,060
5.750%, 6-15-25(F)(H)	1,904	1,980
JBS USA Lux S.A. and JBS USA Finance, Inc., 6.750%, 2-15-28(F)(H)	1,282	1,392
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.), 6.500%, 4-15-29(F)	221	240
Pilgrim’s Pride Corp.:
5.750%, 3-15-25(F)	357	363
5.875%, 9-30-27(F)(H)	1,275	1,321
Post Holdings, Inc.:
5.500%, 3-1-25(F)	346	358
5.000%, 8-15-26(F)	523	530
5.750%, 3-1-27(F)(H)	2,222	2,294
Simmons Foods, Inc.:
7.750%, 1-15-24(F)	701	755
5.750%, 11-1-24(F)(H)	4,255	3,872

		15,165

Total Consumer Staples - 7.0%		17,608

Energy
Oil & Gas Drilling – 1.3%
Ensco plc, 7.750%, 2-1-26	1,017	758
KCA Deutag UK Finance plc, 7.250%, 5-15-21(F)(H)	1,793	1,349
Offshore Drilling Holding S.A., 8.375%, 9-20-20(F)(H)(L)	3,385	1,168
Offshore Group Investment Ltd., 0.000%, 11-1-19(C)(M)	883	—	*

		3,275

Oil & Gas Equipment & Services – 1.5%
Brand Energy & Infrastructure Services, Inc., 8.500%, 7-15-25(F)	767	695

McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc., 10.625%, 5-1-24(F)(H)	2,112	1,974
Nine Energy Service, Inc., 8.750%, 11-1-23(F)	806	786
SESI LLC, 7.125%, 12-15-21	401	280

		3,735

Oil & Gas Exploration & Production – 4.9%
Bellatrix Exploration Ltd., 8.500%, 9-11-23	418	424
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK), 9.500%, 12-15-23(J)	456	463
Chesapeake Energy Corp.:
7.000%, 10-1-24(H)	1,867	1,675
8.000%, 1-15-25(K)	157	145
Crownrock L.P., 5.625%, 10-15-25(F)(H)	2,927	2,927
Endeavor Energy Resources L.P.:
5.500%, 1-30-26(F)	1,014	1,051
5.750%, 1-30-28(F)	728	766
Extraction Oil & Gas, Inc., 5.625%, 2-1-26(F)(H)	1,377	1,112
Laredo Petroleum, Inc., 6.250%, 3-15-23(K)	339	315
Sanchez Energy Corp., 7.250%, 2-15-23(F)(K)	257	195
Seven Generations Energy Ltd.:
6.750%, 5-1-23(F)(H)	1,866	1,899
5.375%, 9-30-25(F)(H)	975	938
Ultra Resources, Inc. (9.000% Cash or 2.000% PIK), 11.000%, 7-12-24(J)	406	154
WildHorse Resource Development Corp., 6.875%, 2-1-25	274	258

		12,322

Oil & Gas Refining & Marketing – 2.2%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	468	473
6.375%, 7-1-26	158	159
Comstock Escrow Corp., 9.750%, 8-15-26(H)	4,556	3,497
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24(F)	550	126
8.000%, 2-15-25(F)	588	128
7.750%, 5-15-26(F)	793	708
QEP Resources, Inc., 5.625%, 3-1-26	628	590

		5,681

Total Energy - 9.9%		25,013

Financials
Consumer Finance – 1.1%
CURO Group Holdings Corp., 8.250%, 9-1-25(F)(H)	1,340	1,116
Quicken Loans, Inc., 5.750%, 5-1-25(F)(H)	1,688	1,738

		2,854

Financial Exchanges & Data – 1.9%
Refinitiv U.S. Holdings, Inc.:
6.250%, 5-15-26(F)(H)	1,068	1,098
8.250%, 11-15-26(F)(H)	3,526	3,627

		4,725

Insurance Brokers – 1.5%
NFP Corp., 6.875%, 7-15-25(F)(H)	3,971	3,930

Other Diversified Financial Services – 1.7%
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 12-1-19(F)(H)(J)(N)	8,251	4,291

Property & Casualty Insurance – 1.6%
Amwins Group, Inc., 7.750%, 7-1-26(F)	1,329	1,375
Hub International Ltd., 7.000%, 5-1-26(F)(H)	2,617	2,653

		4,028

Specialized Finance – 2.8%
BCPE Cycle Merger Sub II, Inc., 10.625%, 7-15-27(F)	2,224	2,252
Compass Group Diversified Holdings LLC, 8.000%, 5-1-26(F)(H)	1,050	1,094
Hadrian Merger Sub, Inc., 8.500%, 5-1-26(F)(H)	1,931	1,825
Tervita Escrow Corp., 7.625%, 12-1-21(F)	529	538
TMX Finance LLC and TitleMax Finance Corp., 11.125%, 4-1-23(F)(H)	1,581	1,494

		7,203

Thrifts & Mortgage Finance – 0.4%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25(F)(H)	1,220	1,147

Total Financials - 11.0%		28,178

Health Care
Health Care Facilities – 3.3%
DaVita HealthCare Partners, Inc., 5.125%, 7-15-24	242	242
MPH Acquisition Holdings LLC, 7.125%, 6-1-24(F)	870	816
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12-1-26(F)(H)	4,682	4,904
Surgery Center Holdings, Inc., 10.000%, 4-15-27(F)(H)	2,469	2,463

		8,425

Health Care Services – 0.2%
Polaris Intermediate Corp., 8.500%, 12-1-22(F)	529	467

Health Care Technology – 1.6%
Verscend Holding Corp., 9.750%, 8-15-26(F)(H)	3,957	4,115

Life Sciences Tools & Services – 1.2%
Avantor, Inc., 9.000%, 10-1-25(F)(H)	2,788	3,108

Pharmaceuticals – 3.4%
Advanz Pharma Corp., 8.000%, 9-6-24	177	172
Bausch Health Cos., Inc., 6.125%, 4-15-25(F)	715	729
Eagle Holding Co. II LLC (7.750% Cash or 7.750% PIK), 7.750%, 5-15-22(F)(H)(J)	2,480	2,499
Par Pharmaceutical, Inc., 7.500%, 4-1-27(F)	1,475	1,449

Valeant Pharmaceuticals International, Inc.:
5.500%, 11-1-25(F)	488	509
9.000%, 12-15-25(F)	351	392
9.250%, 4-1-26(F)	1,042	1,166
8.500%, 1-31-27(F)	1,338	1,471

		8,387

Total Health Care - 9.7%		24,502

Industrials
Aerospace & Defense – 2.9%
TransDigm UK Holdings plc, 6.875%, 5-15-26	893	904
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7-15-22(H)	1,000	1,010
6.500%, 7-15-24(H)	2,260	2,288
6.500%, 5-15-25	471	476
6.250%, 3-15-26(F)	1,529	1,600
7.500%, 3-15-27(F)	1,094	1,142

		7,420

Air Freight & Logistics – 1.4%
XPO Logistics, Inc., 6.750%, 8-15-24(F)	3,311	3,530

Diversified Support Services – 0.8%
Ahern Rentals, Inc., 7.375%, 5-15-23(F)(H)	2,037	1,808
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 5.875%, 9-15-26	217	231

		2,039

Environmental & Facilities Services – 1.7%
GFL Environmental, Inc.:
5.625%, 5-1-22(F)	339	342
5.375%, 3-1-23(F)(H)	1,840	1,822
7.000%, 6-1-26(F)(H)	1,578	1,615
8.500%, 5-1-27(F)	386	415
Waste Pro USA, Inc., 5.500%, 2-15-26(F)	198	202

		4,396

Industrial Machinery – 0.1%
Apex Tool Group LLC and BC Mountain Finance, Inc., 9.000%, 2-15-23(F)	297	265

Security & Alarm Services – 1.2%
Prime Security Services Borrower LLC and Prime Finance, Inc., 9.250%, 5-15-23(F)(H)	2,736	2,873

Total Industrials - 8.1%		20,523

Information Technology
Application Software – 2.7%
Kronos Acquisition Holdings, Inc., 9.000%, 8-15-23(F)(H)	3,668	3,225
Solera LLC and Solera Finance, Inc., 10.500%, 3-1-24(F)(H)	3,379	3,653

		6,878

Data Processing & Outsourced Services – 2.3%
Italics Merger Sub, Inc., 7.125%, 7-15-23(F)(H)	5,170	5,262
j2 Cloud Services LLC and j2 Global, Inc., 6.000%, 7-15-25(F)	468	490

		5,752

IT Consulting & Other Services – 1.4%
Cardtronics, Inc. and Cardtronics USA, Inc., 5.500%, 5-1-25(F)	294	293

NCR Escrow Corp., 6.375%, 12-15-23(H)	1,765	1,820
Pioneer Holding Corp., 9.000%, 11-1-22(F)(H)	1,461	1,501

		3,614

Total Information Technology - 6.4%		16,244

Materials
Aluminum – 1.6%
Constellium N.V.:
6.625%, 3-1-25(F)(H)	1,803	1,871
5.875%, 2-15-26(F)	911	936
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24(F)	674	707
5.875%, 9-30-26(F)	446	451

		3,965

Commodity Chemicals – 0.7%
NOVA Chemicals Corp.:
4.875%, 6-1-24(F)(H)	1,215	1,257
5.250%, 6-1-27(F)(H)	486	517

		1,774

Construction Materials – 1.0%
Hillman Group, Inc. (The), 6.375%, 7-15-22(F)(H)	3,027	2,687

Fertilizers & Agricultural Chemicals – 0.3%
Pinnacle Operating Corp., 9.000%, 5-15-23(F)(H)	1,956	646

Metal & Glass Containers – 0.6%
ARD Finance S.A. (7.125% Cash or 7.875% PIK), 7.125%, 9-15-23(J)	248	253
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK), 8.750%, 1-31-23(F)(J)(K)	655	660
HudBay Minerals, Inc.:
7.250%, 1-15-23(F)	188	194
7.625%, 1-15-25(F)	282	291

		1,398

Specialty Chemicals – 0.4%
Kraton Polymers LLC and Kraton Polymers Capital Corp., 7.000%, 4-15-25(F)	1,100	1,114

Total Materials - 4.6%		11,584

TOTAL CORPORATE DEBT SECURITIES – 100.0%		$253,663

(Cost: $262,988)

LOANS(O)
Communication Services
Advertising – 0.4%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps), 5.580%, 7-25-21	327	298
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps), 8.830%, 7-25-22	896	704

		1,002

Cable & Satellite – 0.0%
Liberty Cablevision of Puerto Rico LLC (ICE LIBOR plus 350 bps), 5.894%, 1-7-22(C)	39	39

Integrated Telecommunication Services – 1.4%
West Corp., 0.000%, 10-10-24(P)	556	518

West Corp. (3-Month ICE LIBOR plus 400 bps), 6.522%, 10-10-24	3,152	2,936

		3,454

Publishing – 0.2%
Recorded Books, Inc. (ICE LIBOR plus 450 bps), 6.830%, 8-31-25	478	479

Wireless Telecommunication Service – 0.1%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 5.780%, 5-27-24	383	332

Total Communication Services - 2.1%		5,306

Consumer Discretionary
Apparel Retail – 2.4%
Talbots, Inc. (The) (ICE LIBOR plus 700 bps), 9.439%, 11-28-22(C)	2,269	2,189
TRLG Intermediate Holdings LLC, 10.000%, 10-27-22(C)	4,090	3,845

		6,034

Department Stores – 0.3%
Belk, Inc. (ICE LIBOR plus 475 bps), 7.285%, 12-10-22	927	747

Housewares & Specialties – 0.4%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps), 6.402%, 5-15-23	1,162	1,092

Leisure Facilities – 0.4%
United PF Holdings LLC, 0.000%, 6-14-26(P)	148	147
United PF Holdings LLC (ICE LIBOR plus 450 bps), 6.901%, 6-10-26	1,079	1,078

		1,225

Restaurants – 0.3%
NPC International, Inc. (ICE LIBOR plus 750 bps), 9.939%, 4-18-25	1,346	797

Specialized Consumer Services – 0.3%
Asurion LLC (ICE LIBOR plus 600 bps), 8.902%, 8-4-25	765	775

Specialty Stores – 1.9%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 7.592%, 10-16-23	936	840
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps), 11.842%, 5-21-24	1,660	1,453
Staples, Inc. (ICE LIBOR plus 500 bps), 7.601%, 7-12-26	2,483	2,380

		4,673

Textiles – 0.7%
SIWF Holdings, Inc., 0.000%, 6-15-25(C)(P)	167	165
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps), 6.654%, 6-15-25(C)	1,571	1,556

		1,721

Total Consumer Discretionary - 6.7%		17,064

Consumer Staples
Hypermarkets & Super Centers – 0.2%
GOBP Holdings, Inc. (ICE LIBOR plus 375 bps), 6.135%, 10-22-25	577	576

Total Consumer Staples - 0.2%		576

Energy
Coal & Consumable Fuels – 1.2%
Foresight Energy LLC (ICE LIBOR plus 725 bps), 8.272%, 3-28-22	2,775	2,252
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 10.660%, 3-15-22(C)	332	332
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK), 15.000%, 3-15-29(C)(J)	791	641

		3,225

Oil & Gas Drilling – 0.1%
KCA Deutag U.S. Finance LLC (ICE LIBOR plus 675 bps), 9.080%, 3-21-23	374	280

Oil & Gas Equipment & Services – 0.4%
Larchmont Resources LLC (9.460% Cash or 9.460% PIK), 9.460%, 8-7-20(C)(E)(J)	1,249	1,161

Oil & Gas Exploration & Production – 0.8%
California Resources Corp. (ICE LIBOR plus 1,037.50 bps), 12.777%, 12-31-21	1,170	1,185
California Resources Corp. (ICE LIBOR plus 475 bps), 7.152%, 12-31-22	761	726

		1,911

Oil & Gas Storage & Transportation – 2.0%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps), 13.272%, 2-16-21	1,032	969
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps), 8.272%, 8-12-20	1,373	1,346
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 7.410%, 3-1-26	2,400	2,357
Lower Cadence Holdings LLC (ICE LIBOR plus 400 bps), 6.404%, 5-8-26	283	281

		4,953

Total Energy - 4.5%		11,530

Financials
Asset Management & Custody Banks – 0.7%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 9.144%, 7-20-26	1,703	1,707

Financial Exchanges & Data – 0.5%
Hudson River Trading LLC (3-Month U.S. LIBOR plus 350 bps), 5.830%, 4-3-25	1,390	1,388

Insurance Brokers – 0.4%
NFP Corp. (ICE LIBOR plus 300 bps), 5.402%, 1-8-24	991	962

Investment Banking & Brokerage – 0.8%
Jane Street Group LLC (ICE LIBOR plus 300 bps), 5.402%, 8-25-22	2,108	2,093

Property & Casualty Insurance – 1.3%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 6.902%, 2-28-25	3,346	3,242

Specialized Finance – 0.5%
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 850 bps), 10.902%, 2-28-26	1,153	1,130

Total Financials - 4.2%		10,522

Health Care
Health Care Equipment – 0.1%
LifeScan Global Corp. (3-Month ICE LIBOR plus 950 bps), 12.160%, 10-1-25(C)	266	241

Health Care Facilities – 2.6%
Gentiva Health Services, Inc. (3-Month ICE LIBOR plus 375 bps), 6.188%, 7-2-25	3,096	3,096
Gentiva Health Services, Inc. (ICE LIBOR plus 700 bps), 11.500%, 7-2-26	798	806
RegionalCare Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps), 6.904%, 11-16-25	2,715	2,697

		6,599

Health Care Services – 2.3%
Heartland Dental LLC, 0.000%, 4-30-25(P)	37	34
Heartland Dental LLC (ICE LIBOR plus 375 bps), 6.152%, 4-30-25	1,639	1,550
U.S. Renal Care, Inc., 0.000%, 6-14-26(P)	4,448	4,360

		5,944

Health Care Technology – 1.5%
Verscend Holding Corp. (ICE LIBOR plus 450 bps), 6.902%, 8-27-25	3,712	3,710

Pharmaceuticals – 0.2%
Concordia International Corp. (ICE LIBOR plus 550 bps), 7.911%, 9-6-24	481	461

Total Health Care - 6.7%		16,955

Industrials
Building Products – 0.3%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps), 10.402%, 3-27-22(C)	857	840

Construction & Engineering – 1.6%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps), 7.402%, 5-10-25	3,503	3,442
Tensar International Corp. (ICE LIBOR plus 850 bps), 10.830%, 7-10-22(C)	603	537

		3,979

Industrial Conglomerates – 0.9%
PAE Holding Corp. (ICE LIBOR plus 550 bps), 7.902%, 10-20-22(C)	1,866	1,887
PAE Holding Corp. (ICE LIBOR plus 950 bps), 11.830%, 10-20-23	349	342

		2,229

Industrial Machinery – 2.1%
Dynacast International LLC (ICE LIBOR plus 850 bps), 10.830%, 1-30-23	5,469	5,360

Total Industrials - 4.9%		12,408

Information Technology
Application Software – 0.4%
Applied Systems, Inc. (ICE LIBOR plus 700 bps), 9.330%, 9-19-25	788	795
Kronos Acquisition Holdings, Inc. (ICE LIBOR plus 700 bps), 9.402%, 5-15-23(C)	218	216

		1,011

Communications Equipment – 0.6%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 6.939%, 11-30-25	802	765
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 11.189%, 11-30-26	757	662

		1,427

Data Processing & Outsourced Services – 0.8%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps), 9.670%, 5-1-25	917	793
Great Dane Merger Sub, Inc. (ICE LIBOR plus 375 bps), 6.152%, 5-21-25(C)	1,301	1,281

		2,074

Total Information Technology - 1.8%		4,512

Materials
Construction Materials – 0.7%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 6.402%, 5-31-25	1,802	1,732

Total Materials - 0.7%		1,732

TOTAL LOANS – 31.8%		$80,605

(Cost: $84,421)

SHORT-TERM SECURITIES
Commercial Paper(Q) - 6.1%
Sonoco Products Co., 2.531%, 7-1-19	15,590	15,587

Master Note - 3.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.620%, 7-5-19(R)	8,798	8,798

	Shares
Money Market Funds - 0.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
2.360%, (S)(T)	887	887

TOTAL SHORT-TERM SECURITIES – 9.9%		$25,272

(Cost: $25,275)

TOTAL INVESTMENT SECURITIES – 144.1%		$365,917

(Cost: $379,314)

BORROWINGS(U) – (44.1)%		(112,000)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(1)

NET ASSETS – 100.0%		$253,916

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Listed on an exchange outside the United States.
(C)	Securities whose value was determined using significant unobservable inputs.
(D)	Restricted securities. At June 30, 2019, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
BIS Industries Ltd.	12-22-17	804	$76	$49
Larchmont Resources LLC	12-8-16	2	561	415
Pinnacle Agriculture Enterprises LLC	3-10-17	1,358	617	106
Targa Resources Corp., 9.500%	10-24-17	3	3,292	3,194

			$4,546	$3,764

The total value of these securities represented 1.5% of net assets at June 30, 2019.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.
(F)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $220,291 or 86.8% of net assets.

(G)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)	All or a portion of securities with an aggregate value of $123,781 have been pledged as collateral on open borrowings.
(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).
(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(K)	All or a portion of securities with an aggregate value of $966 are on loan.
(L)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2019.
(M)	Zero coupon bond.
(N)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(O)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(P)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(Q)	Rate shown is the yield to maturity at June 30, 2019.
(R)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(S)	Investment made with cash collateral received from securities on loan.
(T)	Rate shown is the annualized 7-day yield at June 30, 2019.
(U)	Borrowings payable as a percentage of total investment securities is 30.6%.

The following forward foreign currency contracts were outstanding at June 30, 2019:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	216	U.S. Dollar	244	7-5-19	Morgan Stanley International	$—	$1

The Fund’s investments are reported at fair value. Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for the Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$2,147	$—		$—	*
Energy	123	—		604
Health Care	154	—		—
Industrials	—	—		49

Total Common Stocks	$2,424	$—		$653
Preferred Stocks	—	3,194		106
Warrants	—	—	*	—
Corporate Debt Securities	—	253,663		—	*
Loans	—	65,675		14,930
Short-Term Securities	887	24,385		—

Total	$3,311	$346,917		$15,689

Liabilities
Forward Foreign Currency Contracts	$—	$1		$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Loans
Beginning Balance 10-1-18	$4,384	$758	$19,981
Net realized gain (loss)	296	—	12
Net change in unrealized appreciation (depreciation)	(1,994)	(652)	(1,070)
Purchases	— *	—	5,500
Sales	(2,489)	—	(3,088)
Amortization/Accretion of premium/discount	—	—	(16)
Transfers into Level 3 during the period	456	—	7,478
Transfers out of Level 3 during the period	—	—	(13,867)

Ending Balance 6-30-19	$653	$106	$14,930

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-19	$1,760	$(652)	$(1,375)

Information about Level 3 fair value measurements:

	Fair Value at 6-30-19		Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$—	*	Net asset approach	Adjusted book value multiple	0	x
	49		Market comparable approach	Adjusted EBITDA multiple	6.00	x
	604		Third-party valuation service	Broker quote	N/A

Preferred Stocks	106		Market comparable approach	Adjusted EBITDA multiple	9.69	x
				Illiquidity discount	10%
			Option pricing model	Volatility	9.88%

Loans	14,930		Third-party valuation service	Broker quotes	N/A

Significant increases (decreases) in the adjusted EBITDA multiple inputs as of the reporting date would result in a higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input as of the reporting date would result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$379,314

Gross unrealized appreciation	7,372
Gross unrealized depreciation	(20,769)

Net unrealized depreciation	$(13,397)